PROPERTY (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY
Summary of property

(In thousands)	December 31, 2013	December 31, 2012
	(Successor)	(Successor)
Property owned:
Land	$46,148	$46,148
Buildings and improvements	216,692	202,338
Leasehold improvements	528,915	460,850
Furniture, fixtures and equipment	616,234	501,550

	1,407,989	1,210,886
Less-accumulated depreciation and amortization	228,235	62,927

	$1,179,754	$1,147,959

Schedule of estimated useful lives

Buildings and improvements	5 to 40 years
Leasehold improvements	1 to 20 years
Furniture, fixtures and equipment	1 to 10 years